TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 652	$ 672
Collateral deposits	335	609
Short-term deposits and advances	140	113
Prepaids and other	113	86
Income tax receivable	74	74
Sales taxes receivable	73	73
Current portion of contract asset	61	54
Inventory	40	42
Other short-term receivables	145	137
Trade receivables and other current assets, net	$ 1,633	$ 1,860